Shareholder Fees - FidelityInternationalIndexFunds-ComboPRO	Dec. 30, 2022 USD ($)
FidelityInternationalIndexFunds-ComboPRO | Fidelity Global ex U.S. Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none